Investments	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Investments
3. Investments
Available-for-sale
and
held-to-maturity
securities
The amortized cost, net of allowance for credit losses, gross unrealized gains and losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2022 and 2023 are as follows:

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value

	(in millions of yen)
2022

Available-for-sale securities:
Debt securities:
Japanese government bonds	25,191,315	5,794	38,379	25,158,730
Japanese local government bonds	421,557	254	2,165	419,646
U.S. Treasury bonds and federal agency securities	381,653	—	8,444	373,209
Other foreign government bonds	1,338,295	220	2,578	1,335,937
Agency mortgage-backed securities (1)	452,830	1,695	3,985	450,540
Residential mortgage-backed securities	58,246	194	312	58,128
Commercial mortgage-backed securities	848,568	5,437	214	853,791
Japanese corporate bonds and other debt securities	2,222,670	14,212	1,705	2,235,177
Foreign corporate bonds and other debt securities (2)	787,263	2,490	1,021	788,732

Total	31,702,397	30,296	58,803	31,673,890

Held-to-maturity securities:
Debt securities:
Japanese government bonds	479,980	5,101	—	485,081
Agency mortgage-backed securities (3)	1,039,075	24	58,604	980,495

Total	1,519,055	5,125	58,604	1,465,576

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value

	(in millions of yen)
2023
Available-for-sale securities:
Debt securities:
Japanese government bonds	16,483,722	3,067	37,496	16,449,293
Japanese local government bonds	560,093	198	5,628	554,663
U.S. Treasury bonds and federal agency securities	382,990	—	7,289	375,701
Other foreign government bonds	1,309,473	661	2,261	1,307,873
Agency mortgage-backed securities (1)	532,364	1,140	11,307	522,197
Residential mortgage-backed securities	48,257	71	866	47,462
Commercial mortgage-backed securities	856,708	5,157	451	861,414
Japanese corporate bonds and other debt securities	2,100,733	13,024	4,538	2,109,219
Foreign corporate bonds and other debt securities (2)	1,005,209	2,319	1,581	1,005,947

Total	23,279,549	25,637	71,417	23,233,769

Held-to-maturity securities:
Debt securities:
Japanese government bonds	799,305	2,171	1,028	800,448
Agency mortgage-backed securities (3)	1,250,802	403	136,545	1,114,660

Total	2,050,107	2,574	137,573	1,915,108

Notes:
(1)
Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥450,507 million and ¥33 million, respectively, at March 31, 2022, and ¥522,166 million and ¥31 million, respectively, at March 31, 2023. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.

(2)
Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥247,762 million at March 31, 2022, and ¥330,365 million at March 31, 2023.

(3)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
(4)	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥34,326 million at March 31, 2022, and ¥nil at March 31, 2023.
(5)	Accrued interest receivables are excluded from amortized cost, of which the amount were ¥4,702 million at March 31, 2022, and ¥5,637 million at March 31, 2023 and included in Accrued income.

Contractual maturities
The amortized cost, net of allowance for credit losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2023 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities, such as mortgage-backed securities, contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)

Available-for-sale securities:
Debt securities:
Japanese government bonds	14,280,736	783,953	1,317,250	101,783	16,483,722
Japanese local government bonds	35,545	275,695	241,350	7,503	560,093
U.S. Treasury bonds and federal agency securities	382,990	—	—	—	382,990
Other foreign government bonds	1,027,119	279,985	1,186	1,183	1,309,473
Agency mortgage-backed securities	—	—	1,118	531,246	532,364
Residential mortgage-backed securities	—	—	—	48,257	48,257
Commercial mortgage-backed securities	1,986	538,136	315,886	700	856,708
Japanese corporate bonds and other debt securities	412,207	1,155,415	240,446	292,665	2,100,733
Foreign corporate bonds and other debt securities	552,628	279,007	154,678	18,896	1,005,209

Total	16,693,211	3,312,191	2,271,914	1,002,233	23,279,549

Held-to-maturity securities:
Debt securities:
Japanese government bonds	279,982	189,984	329,339	—	799,305
Agency mortgage-backed securities	—	—	—	1,250,802	1,250,802

Total	279,982	189,984	329,339	1,250,802	2,050,107

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	14,282,254	782,278	1,290,250	94,511	16,449,293
Japanese local government bonds	35,551	275,371	236,653	7,088	554,663
U.S. Treasury bonds and federal agency securities	375,701	—	—	—	375,701
Other foreign government bonds	1,026,121	279,384	1,186	1,182	1,307,873
Agency mortgage-backed securities	—	—	1,113	521,084	522,197
Residential mortgage-backed securities	—	—	—	47,462	47,462
Commercial mortgage-backed securities	1,989	540,069	318,645	711	861,414
Japanese corporate bonds and other debt securities	412,157	1,154,386	238,775	303,901	2,109,219
Foreign corporate bonds and other debt securities	552,946	278,975	154,033	19,993	1,005,947

Total	16,686,719	3,310,463	2,240,655	995,932	23,233,769

Held-to-maturity securities:
Debt securities:
Japanese government bonds	280,980	190,917	328,551	—	800,448
Agency mortgage-backed securities	—	—	—	1,114,660	1,114,660

Total	280,980	190,917	328,551	1,114,660	1,915,108

Credit losses
The MHFG Group recognized no material allowance for credit loss on available-for-sale
securities at April 1, 2020, which increased to ¥14 billion on March 31, 2021. The increase was due mainly to an increase of credit losses for certain Japanese corporate bonds and other debt securities. Allowance for credit losses on available-for-sale
securities increased by ¥20 billion from March 31, 2021 to ¥34 billion as of March 31, 2022 due mainly to an increase of credit losses for certain Japanese corporate bonds and other debt securities. The Group did not recognize allowance for credit losses on available-for-sale
securities as of March 31, 2023, a decrease by ¥34 billion from March 31, 2022. The decrease was due to a sale of certain Japanese corporate bonds and other debt securities during the period. The Group did not recognize allowance for credit losses on held-to-maturity
securities on March 31, 2021, 2022 and 2023 because
held-to-maturity
securities consist of Japanese government bond and agency mortgage-backed securities like Ginnie Mae securities. See Note 1 “Basis of presentation and summary of significant accounting policies
” for further details of the methodology used to determine the allowance for credit losses.
Continuous unrealized loss position
The following table shows the gross unrealized losses, net of allowance for credit losses, and fair value of available-for-sale
securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2022 and 2023:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2022
Available-for-sale securities:
Debt securities:
Japanese government bonds	19,407,878	11,377	1,565,950	27,002	20,973,828	38,379
Japanese local government bonds	229,562	1,277	136,733	888	366,295	2,165
U.S. Treasury bonds and federal agency securities	321,073	7,209	41,555	1,235	362,628	8,444
Other foreign government bonds	729,134	2,178	71,647	400	800,781	2,578
Agency mortgage-backed securities (Note)	183,150	2,326	78,717	1,659	261,867	3,985
Residential mortgage-backed securities	9,221	11	17,193	301	26,414	312
Commercial mortgage-backed securities	58,815	185	13,939	29	72,754	214
Japanese corporate bonds and other debt securities	605,067	1,516	53,020	189	658,087	1,705
Foreign corporate bonds and other debt securities	302,569	692	53,338	329	355,907	1,021

Total	21,846,469	26,771	2,032,092	32,032	23,878,561	58,803

2023
Available-for-sale securities:
Debt securities:
Japanese government bonds	3,706,134	11,369	1,419,222	26,127	5,125,356	37,496
Japanese local government bonds	146,484	1,596	322,224	4,032	468,708	5,628
U.S. Treasury bonds and federal agency securities	65,288	765	293,149	6,524	358,437	7,289
Other foreign government bonds	475,493	674	250,130	1,587	725,623	2,261
Agency mortgage-backed securities (Note)	142,776	2,361	238,858	8,946	381,634	11,307
Residential mortgage-backed securities	16,230	265	22,017	601	38,247	866
Commercial mortgage-backed securities	105,346	304	43,653	147	148,999	451
Japanese corporate bonds and other debt securities	1,177,725	3,775	635,289	763	1,813,014	4,538
Foreign corporate bonds and other debt securities	434,339	1,279	68,959	302	503,298	1,581

Total	6,269,815	22,388	3,293,501	49,029	9,563,316	71,417

Note:
Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥261,867 million at March 31, 2022, and ¥381,634 million at March 31, 2023. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

At March 31, 2023, the MHFG Group did not intend to sell the debt securities in an unrealized loss position and it was not more likely than not that the Group would be required to sell them before the recovery of their amortized cost bases. For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases are expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, except for the securities for which credit losses have been recognized in income, the Group determined that their entire amortized cost bases are expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the aforementioned evaluation, except for the securities for which credit losses have been recognized in income, the Group determined that the debt securities in an unrealized loss position were not considered credit losses.
Realized gains and losses
The following table shows the realized gains and losses on sales of available-for-sale
securities for the fiscal years ended March 31, 2021, 2022 and 2023. See “Consolidated Statements of Cash Flows for the fiscal years ended March 31, 2021, 2022 and 2023” for the proceeds from sales of investments.

	2021	2022	2023

	(in millions of yen)
Gross realized gains	3,309	12,540	22,962
Gross realized losses	(24,407)	(40,077)	(23,593)

Net realized gains (losses) on sales of available-for-sale securities	(21,098)	(27,537)	(631)

Equity securities
Equity securities include securities which have readily determinable fair values, securities which qualify for the practical expedient to estimate fair value using the net asset value per share (or its equivalent), and securities which are without readily determinable fair values. Equity securities which have readily determinable fair values mainly consist of common stock of Japanese listed companies. Equity securities which are measured based on the net asset value per share (or its equivalent) consist of private equity and real estate funds. Equity securities without readily determinable fair values include non-marketable
stock including preferred stock issued by equity method investees.

Net gains and losses
The following table shows the details of the net gains and losses on Equity securities for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023

	(in millions of yen)
Net gains (losses) recognized during the period on equity securities	850,567	(60,563)	135,601
Less: Net gains (losses) recognized during the period on equity securities sold during the period	82,969	17,000	29,561

Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	767,598	(77,563)	106,040

Equity securities without readily determinable fair values
The following table shows carrying amounts of equity securities without readily determinable fair values, for which the measurement alternative is used, and cumulative amounts due to downward adjustments and impairments and upward adjustments, at March 31, 2021, 2022 and 2023:

	2021	2022	2023

	(in millions of yen)
Carrying amounts at the end of the period	186,146	207,407	207,743
Downward adjustments and impairments	5,087	6,519	5,345
Upward adjustments	9,216	11,623	13,015
The following table shows amounts recognized in earnings during the period due to downward adjustments and impairments and upward adjustments for equity securities without readily determinable fair values.

	2021	2022	2023

	(in millions of yen)
Downward adjustments and impairments	3,084	2,626	1,291
Upward adjustments	404	2,459	1,459
The MHFG Group elected to measure all equity securities without readily determinable fair values, which do not qualify for the practical expedient to estimate fair value, using the measurement alternative, which is made on an instrument-by-instrument
basis. Under the measurement alternative, equity securities are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar securities of the same issuer. In addition, the MHFG Group assesses whether these equity securities are impaired. Impairment is primarily based on a liquidation value technique that considers the financial condition, credit ratings, and near-term prospects of the issuers. When the observable price changes or impairments exist, the securities are adjusted to fair value, with the full difference between the fair value of the security and its carrying amount recognized in earnings.

Other investments
The following table summarizes the composition of Other investments at March 31, 2022 and 2023:

	2022	2023
	(in millions of yen)
Equity method investments	519,552	598,772
Investments held by consolidated investment companies and other	62,836	68,429

Total	582,388	667,201

Equity method investments
Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥255,336 million and ¥268,736 million, at March 31, 2022 and 2023, respectively. The aggregate market values of these marketable equity securities were ¥456,195 million and ¥503,171 million, respectively. The majority of aggregate market values of these marketable equity securities as of March 31, 2023
include Orient Corporation, Joint Stock Commercial Bank for Foreign Trade of Vietnam and Mizuho Leasing Company, Limited of which the MHFG Group’s proportionate share of the total outstanding common stock were 49.00%, 15.00% and 23.54%, respectively. In addition, equity method investments as of March 31, 2023
include
non-marketable
equity securities such as Matthews International Capital Management, LLC
,
 Custody Bank of Japan, Ltd.
and Rakuten Securities, Inc.
of which the MHFG Group’s proportionate share of the total outstanding common stock were 18.73%
,
27.00%

and 20.00%, respectively.
Investments held by consolidated investment companies
The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable
investments.